GuidePath Growth and Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 49.5%	Shares	Value
Aerospace & Defense - 1.3%
General Dynamics Corp.	648	$218,156
L3Harris Technologies, Inc.	2,997	879,829
Lockheed Martin Corp.	1,103	533,488
		1,631,473

Banks - 1.7%
Citizens Financial Group, Inc.	7,434	434,220
Huntington Bancshares, Inc.	30,540	529,869
M&T Bank Corp.	1,179	237,545
Regions Financial Corp.	19,211	520,618
US Bancorp	8,225	438,886
		2,161,138

Beverages - 2.2%
Coca-Cola Co.	25,481	1,781,377
PepsiCo, Inc.	6,178	886,666
		2,668,043

Biotechnology - 2.4%
AbbVie, Inc.	7,159	1,635,760
Amgen, Inc.	4,063	1,329,860
		2,965,620

Building Products - 0.7%
Johnson Controls International PLC	6,899	826,155

Capital Markets - 1.3%
Blackrock, Inc.	685	733,183
CME Group, Inc.	3,403	929,291
		1,662,474

Chemicals - 0.6%
Air Products and Chemicals, Inc.	2,378	587,414
CF Industries Holdings, Inc.	1,262	97,603
		685,017

Communications Equipment - 1.3%
Cisco Systems, Inc.	21,070	1,623,022

Consumer Finance - 0.1%
Synchrony Financial	2,097	174,953

Consumer Staples Distribution & Retail - 1.4%
Kroger Co.	8,978	560,945
Sysco Corp.	10,031	739,184
Target Corp.	4,614	451,019
		1,751,148

Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	24,997	1,018,128

Electric Utilities - 0.9%
American Electric Power Co., Inc.	9,174	1,057,854

Electrical Equipment - 0.7%
Emerson Electric Co.	6,950	922,404

Food Products - 1.1%
Archer-Daniels-Midland Co.	3,309	190,234
General Mills, Inc.	10,251	476,672
Mondelez International, Inc. - Class A	13,429	722,883
		1,389,789

Ground Transportation - 1.1%
Norfolk Southern Corp.	2,604	751,827
Union Pacific Corp.	2,685	621,094
		1,372,921

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	10,717	1,342,733
Medtronic PLC	7,853	754,359
		2,097,092

Health Care Providers & Services - 2.1%
Cigna Group	387	106,514
CVS Health Corp.	9,115	723,366
UnitedHealth Group, Inc.	5,488	1,811,644
		2,641,524

Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	5,359	1,637,871
Starbucks Corp.	3,960	333,472
Yum! Brands, Inc.	3,052	461,706
		2,433,049

Household Durables - 0.1%
Garmin Ltd.	557	112,988

Household Products - 2.0%
Colgate-Palmolive Co.	6,947	548,952
Kimberly-Clark Corp.	2,664	268,771
Procter & Gamble Co.	11,970	1,715,421
		2,533,144

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	2,619	510,941

Insurance - 1.5%
Aflac, Inc.	1,072	118,210
F&G Annuities & Life, Inc.	927	28,609
Fidelity National Financial, Inc.	15,456	843,743
Hartford Insurance Group, Inc.	4,244	584,823
Travelers Cos., Inc.	1,155	335,019
		1,910,404

IT Services - 2.0%
Accenture PLC - Class A	2,778	745,337
International Business Machines Corp.	5,826	1,725,720
		2,471,057

Machinery - 1.7%
Illinois Tool Works, Inc.	1,803	444,079
PACCAR, Inc.	15,628	1,711,422
		2,155,501

Media - 0.3%
Comcast Corp. - Class A	10,890	325,502

Multi-Utilities - 0.8%
Ameren Corp.	4,501	449,470
Consolidated Edison, Inc.	2,426	240,950
DTE Energy Co.	2,756	355,469
		1,045,889

Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.	13,543	2,064,089
ConocoPhillips	6,094	570,459
Coterra Energy, Inc.	7,444	195,926
Exxon Mobil Corp.	18,044	2,171,415
Kinder Morgan, Inc.	22,212	610,608
		5,612,497

Personal Care Products - 0.2%
Kenvue, Inc.	14,423	248,797

Pharmaceuticals - 4.2%
Johnson & Johnson	8,615	1,782,874
Merck & Co., Inc.	13,757	1,448,062
Pfizer, Inc.	37,326	929,418
Zoetis, Inc.	8,659	1,089,475
		5,249,829

Professional Services - 0.7%
Automatic Data Processing, Inc.	2,606	670,341
Paychex, Inc.	1,976	221,668
		892,009

Semiconductors & Semiconductor Equipment - 2.0%
QUALCOMM, Inc.	8,882	1,519,266
Texas Instruments, Inc.	5,465	948,123
		2,467,389

Software - 0.1%
Gen Digital, Inc.	4,479	121,784

Specialty Retail - 1.7%
Home Depot, Inc.	5,563	1,914,228
Lowe's Cos., Inc.	528	127,333
		2,041,561

Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies, Inc. - Class C	5,020	631,917
HP, Inc.	16,578	369,358
		1,001,275

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. - Class B	11,096	706,926

Tobacco - 1.7%
Altria Group, Inc.	11,263	649,424
Philip Morris International, Inc.	8,794	1,410,558
		2,059,982

Trading Companies & Distributors - 0.8%
Ferguson Enterprises, Inc.	3,196	711,525
Watsco, Inc.	648	218,344
		929,869
TOTAL COMMON STOCKS (Cost $52,871,237)		61,479,148

INVESTMENT COMPANIES - 48.5%	Shares	Value
Domestic Equity Funds - 38.0%
Vanguard High Dividend Yield ETF (a)(b)	328,560	47,154,931

Domestic Fixed Income Funds - 0.4%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF (a)	4,694	428,938

International Equity Funds - 10.1%
Vanguard International High Dividend Yield ETF	139,766	12,578,940
TOTAL INVESTMENT COMPANIES (Cost $57,072,747)		60,162,809

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.6%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (c)	30,544,128	30,544,128
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $30,544,128)		30,544,128

MONEY MARKET FUNDS - 2.0%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (c)	2,488,151	2,488,151
TOTAL MONEY MARKET FUNDS (Cost $2,488,151)		2,488,151

TOTAL INVESTMENTS - 124.6% (Cost $142,976,263)		154,674,236
Liabilities in Excess of Other Assets - (24.6)%		(30,499,996)
TOTAL NET ASSETS - 100.0%		$124,174,240

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $29,711,621.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.